LOANS AND NOTE PAYABLE (Details Narrative)												6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 08, 2023 USD ($)	Jun. 08, 2023 USD ($)	May 18, 2023 USD ($)	Jan. 10, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 20, 2022 USD ($)	Nov. 08, 2022 USD ($)	Oct. 08, 2022 USD ($)	Aug. 08, 2022 USD ($)	Jul. 14, 2021 USD ($)	Jul. 14, 2021 CAD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 28, 2023 USD ($)
Debt Instrument [Line Items]
Line of credit initial drawn amount									$ 200,000
Line of credit fee percentange									3.00%
Line of credit interest rate									1.93%
Line of credit					$ 134,210									$ 134,210
Carrying value of merchant loan					1,097,742									1,097,742	$ 780,131
Cash proceeds										$ 2,781,593	$ 3,504,346
Number shares issues, value												$ 974,435	1,478,582	974,435
Warrant [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding										$ 500,620						$ 500,620
Revenue Purchase Agreements [Member]
Debt Instrument [Line Items]
Carrying value of merchant loan					164,636									164,636
Cash proceeds								$ 245,000
Daily repayments								$ 8,208
Percentage of sales adjusted								10.00%
Repayments of debt								$ 328,300
Loan Agreement [Member]
Debt Instrument [Line Items]
Daily repayments					20,736
Promissory Note [Member]
Debt Instrument [Line Items]
Paid partial payment of promissory note				$ 35,000
Promissory note new principal amount				37,868
Number shares issues, value				$ 37,868
Merchant Loan [Member]
Debt Instrument [Line Items]
Proceeds from loans							$ 355,000		$ 250,000
Repayments of loans							401,150		282,500
Cost of borrowing							$ 46,150		32,500
Carrying value of merchant loan					319,742									319,742	248,066
Bridge Loan [Member]
Debt Instrument [Line Items]
Carrying value of merchant loan					184,154									184,154	4,384
Cash proceeds						$ 200,000
Daily repayments						2,092
Repayments of debt						$ 272,000
Insurance Financing [Member]
Debt Instrument [Line Items]
Carrying value of merchant loan					$ 225,000									$ 225,000	$ 89,039
Celtic Bank Corporation [Member]
Debt Instrument [Line Items]
Line of credit maximum draw amount									$ 200,000
Web Bank [Member] | Merchant Loan Agreement [Member]
Debt Instrument [Line Items]
Repayments of debt			$ 451,000
Proceeds from other debt			410,000
Borrowing			$ 41,000
Debt instrument, interest rate, stated percentage			17.00%
Fundonatic [Member] | Merchant Loan Agreement [Member]
Debt Instrument [Line Items]
Daily repayments	$ 1,950
Repayments of debt	292,500
Proceeds from other debt	225,000
Borrowing	67,500
Proceeds from loans payable		$ 225,000
Click Capital Group LLC [Member] | Merchant Loan Agreement [Member]
Debt Instrument [Line Items]
Daily repayments	1,950
Repayments of debt	292,500
Borrowing	$ 67,500